Allison Pristash

State Street

1 Lincoln Street

Mail Stop SFC 0805

Boston, MA 02111

Tel +1 617 662 7031

APristash@StateStreet.com

April 29, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE: iShares Trust (the “Registrant”)

Securities Act File No. 333-92935

  Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated April 15, 2020 to the prospectuses for the following funds:

iShares 0-5 Year TIPS Bond ETF

iShares 10-20 Year Treasury Bond ETF

iShares 1-3 Year International Treasury Bond ETF

iShares 1-3 Year Treasury Bond ETF

iShares 20+ Year Treasury Bond ETF

iShares 3-7 Year Treasury Bond ETF

iShares 7-10 Year Treasury Bond ETF

iShares Agency Bond ETF

iShares GNMA Bond ETF

iShares iBonds Dec 2021 Term Treasury ETF

iShares iBonds Dec 2022 Term Treasury ETF

iShares iBonds Dec 2023 Term Treasury ETF

iShares iBonds Dec 2024 Term Treasury ETF

iShares iBonds Dec 2025 Term Treasury ETF

iShares iBonds Dec 2026 Term Treasury ETF

iShares iBonds Dec 2027 Term Treasury ETF

iShares iBonds Dec 2028 Term Treasury ETF

iShares iBonds Dec 2029 Term Treasury ETF

iShares International Treasury Bond ETF

iShares MBS ETF

iShares Short Treasury Bond ETF

iShares TIPS Bond ETF

iShares Treasury Floating Rate Bond ETF

iShares U.S. Treasury Bond ETF

The purpose of this filing is to submit the 497 dated April 15, 2020 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Very truly yours,

/s/ Allison Pristash

Allison Pristash

cc:  Benjamin Haskin, Esq.